Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Financial assets [abstract]
Cash collateral and settlement balances	£ 94,186		£ 77,168	[1]
Loans and advances at amortised cost	320,967		324,048	[1]
Reverse repurchase agreements and other similar secured lending	694		12,546	[1]
Assets included in disposal groups classified as held for sale	0		1,193	[1]
Financial liabilities [abstract]
Cash collateral and settlement balances	(85,254)		(68,143)	[1]
Repurchase agreements and other similar secured borrowing	(20,865)		(40,338)	[1]
Debt securities in issue	(78,404)		(73,314)	[1]
Subordinated liabilities	(20,095)	[2]	(23,826)	[1],[2]	£ (23,383)
Fair value [member] | Financial assets at amortised cost, class [member]
Financial assets [abstract]
Cash collateral and settlement balances	94,186		77,169
Reverse repurchase agreements and other similar secured lending	694		12,546
Assets included in disposal groups classified as held for sale			1,195
Fair value [member] | Financial assets at amortised cost, class [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	146,829		145,262
Fair value [member] | Financial assets at amortised cost, class [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances at amortised cost	54,428		55,106
Fair value [member] | Financial assets at amortised cost, class [member] | Finance lease receivables [Member]
Financial assets [abstract]
Loans and advances at amortised cost	3,222		2,964
Fair value [member] | Financial assets at amortised cost, class [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	115,017		121,666
Fair value [member] | Financial liabilities at amortised cost, class [member]
Financial liabilities [abstract]
Cash collateral and settlement balances	(85,254)		(68,143)
Banks	(15,622)		(12,159)
Current and demand accounts	(143,885)		(145,927)
Savings accounts	(135,776)		(134,369)
Other time deposits	(91,202)		(106,324)
Repurchase agreements and other similar secured borrowing	(20,865)		(40,338)
Debt securities in issue	(79,006)		(74,752)
Subordinated liabilities	(20,979)		(25,084)
Carrying amount [member] | Financial assets at amortised cost, class [member]
Financial assets [abstract]
Cash collateral and settlement balances	94,186		77,169
Reverse repurchase agreements and other similar secured lending	694		12,546
Assets included in disposal groups classified as held for sale			1,164
Carrying amount [member] | Financial assets at amortised cost, class [member] | Home loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	148,597		147,002
Carrying amount [member] | Financial assets at amortised cost, class [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances at amortised cost	51,866		55,767
Carrying amount [member] | Financial assets at amortised cost, class [member] | Finance lease receivables [Member]
Financial assets [abstract]
Loans and advances at amortised cost	3,120		2,854
Carrying amount [member] | Financial assets at amortised cost, class [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances at amortised cost	117,384		123,532
Carrying amount [member] | Financial liabilities at amortised cost, class [member]
Financial liabilities [abstract]
Cash collateral and settlement balances	(85,254)		(68,143)
Banks	(15,622)		(12,153)
Current and demand accounts	(143,885)		(145,950)
Savings accounts	(135,760)		(134,339)
Other time deposits	(91,184)		(106,259)
Repurchase agreements and other similar secured borrowing	(20,865)		(40,338)
Debt securities in issue	(78,404)		(73,314)
Subordinated liabilities	£ (20,095)		£ (23,826)

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[2]	For notes to the Financial Statements see pages [xx] to [xx].